Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 117,757	$ 112,165	$ 86,058
Gross unrealized gains	882	147	133
Gross unrealized losses	1,943	3,365	4,041
Fair value	116,696	108,947	82,150
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	20,836	18,504	12,794
Gross unrealized gains	186	9	6
Gross unrealized losses	163	341	413
Fair value	20,859	18,172	12,387
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	16,476	14,933	7,680
Gross unrealized gains	207	12	2
Gross unrealized losses	214	462	536
Fair value	16,469	14,483	7,146
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	46,017	45,728	30,741
Gross unrealized gains	292	16	32
Gross unrealized losses	1,049	1,805	2,075
Fair value	45,260	43,939	28,698
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	31,014	29,756	32,246
Gross unrealized gains	169	106	91
Gross unrealized losses	473	693	936
Fair value	30,710	29,169	31,401
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,414	3,244	2,597
Gross unrealized gains	28	4	2
Gross unrealized losses	44	64	81
Fair value	$ 3,398	$ 3,184	$ 2,518